Alliance
Money
Reserves

                             Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2001
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2001 (unaudited)                           Alliance Money Reserves
================================================================================

Principal
 Amount
  (000)      Security (a)                          Yield        Value
--------------------------------------------------------------------------------
             U.S. GOVERNMENT
             AGENCIES - 60.6%
             Federal Home
             Loan Bank
$  90,000    1.79%, 3/21/03 FRN ................    1.84%   $   89,945,542
   90,000    1.98%, 9/19/02 FRN ................    1.98        90,000,000
   90,000    1.98%, 3/19/03 FRN ................    1.98        90,000,000
   80,000    2.34%, 12/12/02 ...................    2.45        79,990,400
   90,345    2.37%, 12/12/02 ...................    2.41        90,308,943
    6,000    2.65%, 12/20/02 ...................    2.65         6,000,000
             Federal Home Loan
             Mortgage Association
   14,000    3.72%, 8/27/02 ....................    3.72        14,000,000
  170,000    3/21/02 ...........................    1.74       169,350,883
   36,000    3/28/02 ...........................    1.74        35,850,360
   80,000    2/12/02 ...........................    1.75        79,836,667
   29,375    9/25/02 ...........................    1.96        28,947,986
   20,000    1/31/02 ...........................    3.46        19,942,333
             Federal National
             Mortgage Association
   12,500    1.78%, 9/27/02 FRN ................    2.84        12,493,574
  185,000    1.78%, 3/27/03 FRN ................    1.86       184,818,591
   40,000    1.81%, 11/29/02 FRN ...............    1.84        39,989,965
  120,000    2.03%, 5/05/03 FRN ................    2.11       119,875,536
   75,000    2.22%, 3/22/02 FRN ................    2.22        75,000,000
    8,000    1/02/02 ...........................    1.55         7,999,657
  145,000    3/21/02 ...........................    1.74       144,446,342
  100,000    3/28/02 ...........................    1.74        99,584,333
   29,000    3/07/02 ...........................    1.75        28,908,368
   40,000    3/14/02 ...........................    1.75        39,860,000
  100,000    3/21/02 ...........................    1.75        99,615,972
   25,000    9/03/02 ...........................    1.99        24,661,424
   20,000    1/02/02 ...........................    2.05        19,998,861
   15,000    1/31/02 ...........................    3.46        14,956,750
             Student Loan Marketing
             Association FRN
   65,000    2.12%, 8/21/03 ....................    2.13        64,989,687
   40,000    2.20%, 1/09/02 ....................    2.20        40,000,000
                                                            --------------
             Total U.S. Government
             Agencies
             (amortized cost
             $1,811,372,174) ...................             1,811,372,174
                                                            --------------
             COMMERCIAL
             PAPER - 23.7%
             Allied Irish Banks Plc
   30,000    2/15/02 ...........................    1.92        29,928,000
             AWB Finance, Ltd.
   33,000    1/29/02(b) ........................    1.85        32,952,517
             Banque Caisse
             d'Epargne L'Etat
   10,000    3/12/02 ...........................    1.74         9,966,167
   15,000    2/13/02 ...........................    1.77        14,968,287
   30,000    3/04/02 ...........................    1.86        29,903,900
   18,000    3/20/02 ...........................    1.99        17,922,390
   16,000    2/15/02 ...........................    2.62        15,947,600
             Banque Generale
             Du Luxembourg
   10,000    2/04/02 ...........................    1.91         9,981,961
             Barclays Bank
   40,000    2/28/02 ...........................    1.83        39,882,067
             ChevronTexaco Corp.
   20,000    2/21/02 ...........................    1.82        19,948,433
             Clipper Receivables
             Corp.
   12,000    1/17/02(b) ........................    1.90        11,989,867
             GE Capital
             International Funding
   25,000    2/11/02 (b) .......................    1.89        24,946,187
             General Electric
             Capital Corp.
   35,000    5/16/02 ...........................    1.85        34,757,187
             General Re Corp.
   34,000    1/25/02 ...........................    1.85        33,958,067
   30,000    1/28/02 ...........................    1.85        29,958,375
             GlaxoWellcome Plc
   37,000    2/06/02(b) ........................    1.86        36,931,180
             Goldman Sachs Group,
             Inc.
   23,000    2/13/02(b) ........................    1.85        22,949,176
             HSBC Bank Plc
   25,000    3/15/02 ...........................    1.80        24,908,750
   10,000    2/07/02 ...........................    1.90         9,980,472
             Lloyds Bank Plc
   42,000    2/07/02 ...........................    1.88        41,918,847

STATEMENT OF NET ASSETS (contineud)                      Alliance Money Reserves
================================================================================

Principal
 Amount
  (000)      Security (a)                          Yield        Value
--------------------------------------------------------------------------------
             Morgan Stanley
             Dean Witter
$  35,000    1/29/02 ...........................    1.86%   $   34,949,367
             Receivables Capital
             Corp.
   40,000    1/29/02(b) ........................    1.93        39,939,956
             San Paolo IMI Corp.
   40,000    2/13/02 ...........................    1.89        39,909,700
             State Street Corp.
   39,000    1/02/02 ...........................    1.80        38,998,050
             Swedish Export Credit
             Corp.
   20,000    3/12/02 ...........................    1.78        19,930,778
             Toronto Dominion
             Bank
   25,000    1/28/02 ...........................    1.88        24,964,750
             Wells Fargo & Co.
   15,000    2/22/02 ...........................    2.05        14,955,583
                                                            --------------
             Total Commercial Paper
             (amortized cost
             $707,347,614) .....................               707,347,614
                                                            --------------
             CERTIFICATES OF
             DEPOSIT - 12.0%
             Abbey National
             Treasury Services Plc
   30,000    1.91%, 2/08/02 ....................    1.90        30,000,299
   10,000    2.22%, 2/15/02 ....................    1.90        10,003,953
             ABN AMRO
   10,000    1.88%, 2/11/02 ....................    1.90         9,999,769
   15,000    2.04%, 9/03/02 ....................    2.04        15,000,000
   10,000    2.11%, 4/29/02 ....................    1.85        10,008,409
             Bank National Paribas
   20,000    1.86%, 3/13/02 ....................    1.86        20,000,000
             Bayerische Landesbank
   11,000    2.22%, 4/23/02 ....................    1.83        11,013,171
             Credit Agricole
             Indosuez
   15,000    2.12%, 2/04/02 ....................    1.90        15,003,091
             Danske Bank
   20,000    3.55%, 2/11/02 ....................    3.55        20,000,112
             J.P. Morgan & Co., Inc.
   25,000    1.75%, 3/13/02(b) .................    1.75        25,000,000
             Landesbank
             Baden-Wurttemberg
   25,000    1.80%, 1/31/02 ....................    1.79        25,000,208
             Lloyds Bank Plc
   20,000    1.81%, 2/25/02 ....................    1.81        20,000,000
             Merita-Nordbanken Plc
   25,000    1.84%, 4/18/02 ....................    1.84        25,000,000
             Nordeutsche Landesbank
   40,000    1.86%, 1/31/02 ....................    1.86        40,000,000
             Societe Generale N.A.,
             Inc.
   25,000    2.10%, 2/01/02 ....................    2.10        25,000,000
             Southtrust Bank NA
   24,000    2.10%, 2/01/02 ....................    2.10        24,000,000
             Toronto Dominion Bank
   24,000    2.11%, 2/01/02 ....................    2.11        24,000,000
             Westpac Banking
   10,000    1.89%, 2/13/02 ....................    1.89        10,000,059
                                                            --------------
             Total Certificates of
             Deposit
             (amortized cost
             $359,029,071) .....................               359,029,071
                                                            --------------
             CORPORATE
             OBLIGATIONS - 3.4%
             Beta Finance, Inc.
   10,000    1.87%, 1/14/02 (b) ................    1.87        10,000,000
             Centauri Corp. USA,
             Inc.
   10,000    1.87%, 1/14/02 (b) ................    1.87        10,000,000
   14,000    4.40%, 4/26/02 (b) ................    4.37        14,001,499
    7,000    4.42%, 4/25/02 (b) ................    4.42         7,000,000
             Merrill Lynch & Co.,
             Inc.
    8,000    4.18%, 6/05/02 ....................    4.18         8,000,000
             Metlife Funding
             Agreement FRN
   23,000    2.14%, 1/02/02(c) .................    2.14        23,000,000
             Sigma Finance, Inc.
   12,000    2.10%, 10/07/02 (b)  ..............    2.11        11,999,088
             Toyota Motor Credit
             Corp.
    8,000    1.85%, 5/15/02 (b) ................    1.85         8,000,000
             Travelers Life Funding
             Agreement
   10,000    2.04%, 5/10/02 (c) ................    2.04        10,000,000
                                                            --------------
             Total Corporate
             Obligations
             (amortized cost
             $102,000,587) .....................               102,000,587
                                                            --------------

                                                         Alliance Money Reserves
================================================================================

Principal
 Amount
  (000)      Security (a)                          Yield        Value
--------------------------------------------------------------------------------
             REPURCHASE
             AGREEMENT - 0.4%
             State Street Bank and
             Trust Co.
$  11,600    1.55%, dated 12/31/01,
             due 1/02/02 in the
             amount of $11,600,999
             (cost $11,600,000;
             collateralized by
             $9,320,000 U.S.
             Treasury Bonds,
             8.125%, due 8/15/19,
             value $11,952,900)
             (amortized cost
             $11,600,000) ......................    1.55%   $   11,600,000
                                                            --------------
             TOTAL
             INVESTMENTS-100.1%
             (amortized cost
             $2,991,349,446) ...................             2,991,349,446
             Other assets less
             liabilities-(0.1%) ................                (2,233,476)
                                                            --------------
             NET ASSETS-100%
             (offering and redemption
             price of $1.00 per share;
             2,990,288,954 shares
             outstanding) ......................            $2,989,115,970
                                                            ==============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, these securities amounted to $255,709,470 representing 8.6% of net assets.

(c) Illiquid security and subject to restrictions as to resale. This security amounted to $33,000,000, representing 1.10% of net assets (see Note A).

      Glossary:

      FRN - Floating Rate Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2001 (unaudited)           Alliance Money Reserves
================================================================================

INVESTMENT INCOME
   Interest ......................................................                $43,498,571
EXPENSES
   Advisory fee (Note B) .........................................   $6,784,010
   Distribution assistance and administrative service (Note C) ...    5,383,973
   Transfer agency (Note B) ......................................      880,042
   Registration fees .............................................      386,139
   Custodian fees ................................................      369,724
   Printing ......................................................      176,557
   Audit and legal fees ..........................................       31,338
   Trustees' fees ................................................        5,274
   Miscellaneous .................................................       18,464
                                                                     ----------
   Total expenses ................................................                 14,035,521
                                                                                  -----------
   Net investment income .........................................                 29,463,050
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions ..................                      8,304
                                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................                $29,471,354
                                                                                  ===========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                             Six Months Ended         Year Ended
                                                            December 31, 2001          June 30,
                                                               (unaudited)               2001
                                                             ===============       ===============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ..............................      $    29,463,050       $    98,657,373
   Net realized gain on investment transactions .......                8,304                 4,572
                                                             ---------------       ---------------
   Net increase in net assets from operations .........           29,471,354            98,661,945
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ..............................          (29,463,050)          (98,657,373)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ..............................        1,078,216,661            98,401,215
                                                             ---------------       ---------------
   Total increase .....................................        1,078,224,965            98,405,787
NET ASSETS
   Beginning of period ................................        1,910,891,005         1,812,485,218
                                                             ---------------       ---------------
   End of period ......................................      $ 2,989,115,970       $ 1,910,891,005
                                                             ===============       ===============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (unaudited)                            Alliance Money Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves and Alliance Money Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under the repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if the bankruptcy proceedings are commenced with respect to seller of the security, realization of the collateral by the portfolio may be delayed or limited.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 2001.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $296,952 for the six months ended December 31, 2001.

For the six months ended December 31, 2001, the Portfolio's expenses were reduced by $708 under an expense offset arrangement with AGIS.

NOTES TO FINANCIAL STATEMENTS (continued)               Alliance Money Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2001, the distribution fee amounted to $3,508,880. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2001, such payments by the Portfolio amounted to $1,875,093, a portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2001, the Portfolio had a capital loss carryforward of $544,504, of which $64,655 expires in 2002 and $479,849 expires in the year 2003. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio utilized $4,572 of capital loss carryforward in the current year.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 2001, capital paid-in aggregated $2,990,288,953. Transactions, all at $1.00 per share, were as follows:

                                                 Six Months Ended       Year Ended
                                                December 31, 2001,       June 30,
                                                   (unaudited)              2001
                                                ==================    ==============
Shares sold ..................................     2,641,816,309        3,230,876,556
Shares issued on reinvestments of dividends ..        29,463,050           98,657,373
Shares redeemed ..............................    (1,593,062,698)      (3,231,132,714)
                                                  --------------       --------------
Net increase .................................     1,078,216,661           98,401,215
                                                  ==============       ==============

FINANCIAL HIGHLIGHTS                                     Alliance Money Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                               Six Months
                                                  Ended
                                               December 31,                       Year Ended June 30,
                                                  2001            ===================================================
                                               (unaudited)         2001     2000        1999        1998        1997
                                              =============       ======   ======      ======      ======      ======
Net asset value, beginning of period ......    $       1.00       $ 1.00   $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                               ------------       ------   ------      ------      ------      ------
Income from Investment Operations
Net investment income .....................            .011         .051     .049(a)     .043(a)     .047(a)     .045(a)
                                               ------------       ------   ------      ------      ------      ------
Less: Dividends
Dividends from net investment income ......           (.011)       (.051)   (.049)      (.043)      (.047)      (.045)
                                               ------------       ------   ------      ------      ------      ------
Net asset value, end of period ............    $       1.00       $ 1.00   $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                               ============       ======   ======      ======      ======      ======
Total Return
Total investment return based
   on net asset value (b) .................            1.09%        5.19%    4.98%       4.39%       4.83%       4.64%
Ratios/Supplemental Data
Net assets, end of period (in millions) ...    $      2,989       $1,911   $1,812      $1,407      $1,166      $1,011
Ratio to average net assets of:
   Expenses, net of waivers
     and reimbursements ...................            1.00%(c)     1.00%    1.00%       1.00%       1.00%       1.00%
   Expenses, before waivers
     and reimbursements ...................            1.00%(c)     1.00%    1.01%       1.02%       1.02%       1.06%
   Net investment income ..................            2.10%(c)     5.06%    4.90%(a)    4.28%(a)    4.72%(a)    4.55%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c) Annualized. Alliance Money Reserves 1345 Avenue of the Americas New York, NY 10105 Toll-free 1(800)221-5672

                                                         Alliance Money Reserves
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.


8
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

Alliance Money Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Money Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |3| |6| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMRSR1201